Segment Information - Sales by Product (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Total sales	$ 1,077,814	$ 957,931	$ 3,245,671	$ 2,806,218
Specialty Products & Electronics
Segment Reporting Information [Line Items]
Total sales	408,806	335,143	1,229,753	975,006
Transit Products
Segment Reporting Information [Line Items]
Total sales	258,419	276,913	814,823	789,096
Brake Products
Segment Reporting Information [Line Items]
Total sales	222,152	177,165	655,350	550,181
Remanufacturing, Overhaul & Build
Segment Reporting Information [Line Items]
Total sales	134,726	132,018	397,626	387,634
Other
Segment Reporting Information [Line Items]
Total sales	$ 53,711	$ 36,692	$ 148,119	$ 104,301